[LATHAM & WATKINS LLP LETTERHEAD]

April 1, 2005

Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, D.C. 20549
Attention:	Max A. Webb, Assistant Director Margery Reich Johanna Vega Losert Amy Geddes
  Re:
  Accuride Corporation
  Registration Statement on Form S-1   (Registration No. 333-121944)

Ladies and Gentlemen:

        On behalf of Accuride Corporation, a Delaware corporation (the "Company"), enclosed herewith for filing under the Securities Act of 1933, as amended (the "Securities Act"), is Amendment No. 3 to the Registration Statement on Form S-1 ("Amendment No. 3") relating to the initial public offering of the Company's common stock. The Company has previously paid the $35,747.26 registration fee by wire transfer to the Commission's account at Mellon Bank as permitted by the Rules under the Securities Act.

        Should the Staff have any comments regarding the enclosed Amendment No. 3, please contact Mark V. Roeder at (650) 463-3043 or Christopher D. Lueking of this firm at (312) 876-7680.

Very truly yours,
/s/ MARK FLEISHER, ESQ.
Mark Fleisher of LATHAM & WATKINS LLP
cc:
Accuride Corporation
Christopher D. Lueking, Esq.